Combined Prospectus	Oct. 09, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0005 per share
Maximum Aggregate Offering Price of Securities Previously Registered	$ 500,000,000.00
Form Type	F-3
File Number	333-293491
Initial Effective Date	Mar. 17, 2026
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Amount of Securities Previously Registered | shares	3,497,273
Maximum Aggregate Offering Price of Securities Previously Registered	$ 500,000,000.00
Form Type	F-3
File Number	333-293491
Initial Effective Date	Mar. 17, 2026
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included in this registration statement, to which this exhibit is attached, is a combined prospectus relating to this registration statement and to the Registrant's registration statement on Form F-3 (File No. 333-293491), which became effective on March 17, 2026 (the "Prior Registration Statement"), relating to such indeterminate number of Class A ordinary shares, warrants and units of the Registrant as shall have an aggregate offering price not to exceed US$500,000,000, all of which remains unsold under the Prior Registration Statement. This registration statement combines the remaining US$500,000,000 of unsold securities from the Prior Registration Statement with an additional US$20,000,000 of newly registered securities to enable an aggregate of US$520,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the US$500,000,000 of unsold securities which were previously registered on the Prior Registration Statement. Pursuant to Rule 429(b) under the Securities Act, this registration statement, upon effectiveness, will constitute a post-effective amendment to the Prior Registration Statement, which post-effective amendment shall become effective concurrently with the effectiveness of this registration statement in accordance with Section 8(c) of the Securities Act. No registration fee is payable in connection with the Class A ordinary shares previously registered for resale under the Prior Registration Statement and included in the combined prospectus pursuant to Rule 429 under the Securities Act. 34,972,600 Class A ordinary shares were registered for resale under the Prior Registration Statement. Following the one-for-ten share consolidation effective March 23, 2026, such shares became 3,497,273 Class A ordinary shares, including the rounding up of fractional entitlements, pursuant to Rule 416(b) under the Securities Act.